Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Unrecognized Tax Benefits

The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2022	73,213
Change in unrecognized tax benefits	—
Decrease in tax positions	(36,566)
Balance as of December 31, 2022	36,647
Change in unrecognized tax benefits	—
Decrease in tax positions	(2,279)
Balance as of December 31, 2023	34,368
Change in unrecognized tax benefits	—
Decrease in tax positions	(4,744)
Balance as of December 31, 2024	29,624

Schedule of Income Tax Expenses

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expense	13,169	44,836	7,763
Deferred tax expense	27,847	14,566	90,952
Income tax expense	41,016	59,402	98,715

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	117,072	79,790
Intangible assets, net	5,003	1,220
Less: valuation allowances	(81,340)	(71,034)
Total	40,735	9,976
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	15,944	103,200
Estimated profit arising from future renewal commissions	91,428	87,743
PRC dividend withholding taxes	29,230	26,730
Identifiable intangible assets	12,549	—
Total	149,151	217,673

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates, net	196,335	349,818	413,241
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	49,084	87,455	103,310
Expenses not deductible for tax purposes:
—Entertainment	2,099	2,417	703
—Impairment on goodwill	—	—	93,537
—Provision for expected credit losses on other receivables	—	—	11,940
—Other	479	340	1,434
Effect of tax holidays on concessionary rates granted to PRC entities	(12,671)	(9,956)	(507)
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,342	4,110	(135,440)
Change in valuation allowance	40,501	2,713	20,179
Utilized of Deferred income tax for dividend distribution	—	—	(2,500)
Effect of non-taxable (income) loss *	(4,620)	(25,709)	29,969
Unrecognized tax benefits arising from certain transfer pricing arrangements	(36,566)	(2,279)	(4,744)
Deferred income tax reverse	—	—	(18,800)
Other	368	311	(366)
Income tax expense	41,016	59,402	98,715

*	The effect of non-taxable income for years ended December 31, 2022 represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment. The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group. The effect of non-taxable loss for the year ended December 31, 2024 is primarily relating to the non-taxable loss from changes in fair value of equity interests held by the Group.